SHARE BASED COMPENSATION - Options granted to employees (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended					24 Months Ended
	Jan. 25, 2021	Jan. 18, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Aggregated intrinsic value
Legally granted shares			49,494,272
2019 Plan
Number of options
Outstanding, at the beginning of period			28,444,511	60,453,072	60,028,208	72,529,960		72,529,960
Granted		79,015,500	0	0	2,795,600	25,917,240
Exercised			(24,108,314)	(32,008,561)
Forfeit			(243,016)		(2,370,736)	(38,418,992)
Outstanding, at the end of period			4,093,181	28,444,511	60,453,072	60,028,208	72,529,960	60,453,072
Fully vested and expected to vest as of December 31, 2022			66,695,568
Exercisable at the end of period			3,935,132
Weighted-average exercise price
Outstanding, at the beginning of period			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002		$ 0.0002
Granted					0.0002	0.0002
Exercised			0.0002	0.0002	0.0002	0.0002
Forfeit			0.0002	0.0002	0.0002	0.0002
Outstanding, at the end of period			0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	0.0002
Fully vested and expected to vest as of December 31, 2022			0.0002
Exercisable at the end of period			$ 0.0002
Weighted-average remaining contractual term
Weighted-average remaining contractual term of outstanding stock options			6 years 4 months 2 days	7 years 2 months 26 days	7 years 10 months 28 days	8 years 9 months 29 days	9 years 18 days
Aggregated intrinsic value
Exercised				$ 88,097
Forfeit			$ 82,205
Closing price					$ 1.07			$ 1.07
Weighted average grant date fair value of options granted					$ 1.07
Unrecognized share-based compensation expense for share options			$ 42
Weighted average period of which unrecognized share-based compensation expense for share options granted, which are expected to be recognized			1 year
Term (in years)		10 years
Vesting period (in years)		4 years			4 years	4 years	4 years
2019 Plan | ADSs
Aggregated intrinsic value
Closing price			$ 27.28
2019 Plan | Ordinary shares
Aggregated intrinsic value
Closing price			$ 3.41
2019 Plan | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)					40.00%	40.00%	25.00%
2019 Plan | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)					40.00%	40.00%	25.00%	40.00%
2019 Plan | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)					10.00%	10.00%	25.00%
2019 Plan | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)					10.00%	10.00%	25.00%
2021 plan
Number of RSUs
Unvested, at the beginning of period			4,184,296	2,530,752
Granted			10,551,248	45,722,392	40,842,760
Vested			(13,239,120)	(43,329,376)	(31,943,824)
Forfeited or cancelled			(117,792)	(739,472)	(6,368,184)
Unvested, at the end of period			1,378,632	4,184,296	2,530,752			2,530,752
Weighted-Average Grant-Date Fair Value
Unvested, at the beginning of period			$ 1.23	$ 1.09
Granted			3.05	1.26	$ 1.09
Vested			2.52	1.26	1.10
Forfeited or cancelled			3.08	1.30	1.06
Unvested, at the end of period			2.56	1.23	1.09			$ 1.09
Aggregated intrinsic value
Total weighted average grant-date fair value RSUs (in US dollars per share)			$ 3.05	$ 1.26	1.09
Weighted average period of which unrecognized share-based compensation expense for share options granted, which are expected to be recognized			5 months 26 days
Term (in years)	10 years			1 year
Vesting period (in years)			4 years
2021 plan | ADSs
Aggregated intrinsic value
Maximum number of shares authorized	27,846,154
2021 plan | Ordinary shares
Aggregated intrinsic value
Maximum number of shares authorized	222,769,232
2021 plan | Scenario One | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			15.00%
2021 plan | Scenario One | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | Scenario One | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | Scenario One | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			35.00%
2021 plan | Scenario Two | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | Scenario Two | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | Scenario Two | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | Scenario Two | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%
2021 plan | RSUs
Aggregated intrinsic value
Weighted average grant date fair value of options granted			$ 3.05	$ 1.26	$ 1.09
Unrecognized share-based compensation expense for share options			$ 1,400